SCHEDULE OF DEBT TO EQUITY RATIO (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Financial Risks And Capital Risks Management
Total debts	$ 36,139,200	$ 55,555,011
Total equity	$ 18,181,688	$ 12,491,676
Debt to equity rate	199.00%	445.00%